UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 3F

FORM 13F COVER PAGE



Report for the Quarter Ended: June 30, 1999

Check here if Amendment [       ]; Amendment Number:
This Amendment (Check only one.):	[      ] is a restatement
					[      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lunn Partners, LLC
Address:	209 South LaSalle Street
		Suite 810
		Chicago, Illinois  60604

13F File Number:	28-6756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Michael A. Crowe
Title:		Managing Director
Phone:		312-629-1984

Signature, Place, and Date of Signing:

	Michael A. Crowe	Chicago, Illinois		August 9, 1999

Report Type (Check only one.)

[  X   ] 	13F HOLDINGS REPORT

[      ] 	13F NOTICE

[      ] 	13F COMBINATION REPORT


List of other Managers Reporting for this Manager: None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.